Employee benefits - Accumulated benefit obligation in excess of plan assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 851,471	$ 914,353
Accumulated benefit obligation	851,471	914,353
Fair value of plan assets	860,484	878,785
OPEB Plan
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	159,958	179,210
Accumulated benefit obligation	159,958	179,210
Fair value of plan assets	$ 0	$ 0